Activities of Orange Bank - Maturities of financial assets - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Current financial assets	€ 2,865	€ 1,862	€ 1,283
Derivative financial assets, undiscounted cash flows	(234)
Operating segments [member] | Orange Bank, operating segment [member]
Disclosure of financial assets [line items]
Current financial assets	331
Operating segments [member] | Orange Bank, operating segment [member] | Interest rate swap contract [member]
Disclosure of financial assets [line items]
Derivative financial assets, undiscounted cash flows	13
Operating segments [member] | Orange Bank, operating segment [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Current financial assets	152
Operating segments [member] | Orange Bank, operating segment [member] | Loans and receivables, category [member] | Cash collateral paid [member]
Disclosure of financial assets [line items]
Non-derivative financial assets, undiscounted cash flows	62
Elimination of intersegment amounts [member]
Disclosure of financial assets [line items]
Current financial assets	(152)
Elimination of intersegment amounts [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Current financial assets	€ (152)